Subsequent Events (Details Narrative) - Subsequent Event [Member] $ in Thousands	Nov. 04, 2022 USD ($)
Subsequent Event [Line Items]
Proceeds from debt	$ 27,000
Principal amount	$ 30,000
Gross proceeds description	Under the first tranche of funding, which closed upon signing of the Purchase Agreement, for gross proceeds of $9 million the Company issued Notes to the Investors in the aggregate principal amount of $10 million and Warrants to purchase up to an aggregate of 231,312 Warrant Shares. Upon the third trading day following the effectiveness of the Registration Statement, and subject to the satisfaction of certain conditions, a second tranche of funding will be provided by the Investors in the aggregate principal amount of $10 million for gross proceeds to the Company of $9 million. Upon the thirtieth trading day following the closing of the second tranche of funding, and subject to the satisfaction of certain conditions, a third tranche of funding will be provided by the Investors in the aggregate principal amount of $10 million for gross proceeds to the Company of $9 million.